Label	Element	Value
Lazard Emerging Markets Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE LAZARD FUNDS, INC.

Lazard Developing Markets Equity Portfolio
Lazard Emerging Markets Debt Portfolio
Lazard Emerging Markets Equity Blend Portfolio
Lazard Global Strategic Equity Portfolio
Lazard International Equity Concentrated Portfolio

Supplement to Current Prospectus

Lazard Emerging Markets Debt Portfolio

The following replaces the table in “Summary Section—Lazard Emerging Markets Debt Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.70%	.70%	.70%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.33%	1.91%	.34%
Total Annual Portfolio Operating Expenses	1.03%	2.86%	1.04%
Fee Waiver and/or Expense Reimbursement**	.18%	1.81%	.24%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.85%	1.05%	.80%

*	Restated to reflect current management fee.
**	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2021 to the extent Total Annual Portfolio Operating Expenses exceed .85%, 1.05% and .80% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, and from May 1, 2021 to May 1, 2030, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively. All limitations on Total Annual Portfolio Operating Expenses are exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in and “Summary Section—Lazard Emerging Markets Debt Portfolio—Example” in the Prospectus:

	1 year	3 years	5 years	10 years
Institutional Shares	$87	$310	$551	$1,243
Open Shares	$107	$506	$930	$2,114
R6 Shares	$82	$307	$551	$1,249

Dated: June 26, 2020

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Emerging Markets Debt Portfolio